Cover	12 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	SPECTRUM BRANDS HOLDINGS, INC.
Entity Central Index Key	0000109177